Schedule of Reconciliation of Provision for Income Taxes (Details)		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Income Tax Disclosure [Abstract]
Profit before income taxes		$ 867,658	$ 6,777,190	$ 7,206,444	$ 10,781,225
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 143,164	$ 1,118,236	$ 1,189,063	$ 1,778,902
Tax effect of income that is not taxable		(5,455)	(42,605)	(115,120)	(62,679)
Tax effect of expenses that are not deductible (2)	[1]	75,156	587,035	752,329	124,513
The effect of tax rates in different tax jurisdictions		634	4,950	8,250	(1,295)
Research and development credit (1)	[2]	(195,841)	(1,529,698)	(1,318,956)	(1,478,363)
Effect of two-tier tax rate				(85,438)
Change in valuation allowance				(84,710)	52,355
Others		1,329	10,391	42,427	18,197
Total income tax expense		$ 18,987	$ 148,309	$ 387,845	$ 431,630

[1]	These non-deductible expenses are a result on non-deductible IPO expenses and change in fair value on financial assets at fair value.
[2]	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.